RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Big Token, Inc. [Member]
Schedule of Significant Components of Net Cash Contributions from SRI

The significant components of the net cash contributions from SRI for the period ending June 30, 2019, were as follows:

	Six months ended
	June 30,
	2019	2018
Category:
Expense allocations	1,534,637	853,625
Accounts payable and other payments	—	—
Intangible assets and digital currency transfers	150,155	78,415
Other	—	—

Total	1,684,792	932,040

The significant components of the net cash contributions from SRAX for the period ending December 31, 2018 and 2017, were as follows:

	2018	2017
Category:
Expense allocations	$2,005,728	$209,623
Accounts payable and other payments	—	—
Intangible assets and digital currency transfers	228,658	12,931
Other	—	—

Total	$2,234,386	$222,554